Financial assets - Guarantees received (Details) - Financial assets at amortised cost, category - Financial instruments credit-impaired - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Real guarantees value	€ 509,859	€ 460,674
Other guarantees	29,298	36,727
Total value of guarantees received	539,157	497,401
Nonperforming
Disclosure of financial assets that are either past due or impaired [line items]
Real guarantees value	12,080	13,566
Other guarantees	€ 558	€ 1,131